CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Jun. 30, 2011 CNY	Jun. 30, 2011 US$ USD ($)
Current assets:
Cash and cash equivalents	93,771	$ 14,508
Restricted cash	456,250	70,589
Accounts receivable (net of allowance for doubtful accounts of RMB46,901 (US$7,256) at June 30, 2011)	1,122,810	173,716
Inventories	1,424,468	220,386
Prepayments and other current assets (net of allowance for doubtful accounts related to other current assets of RMB60 (US$9) at June 30, 2011)	132,585	20,513
Tax receivable	14,747	2,282
Short-term derivative assets	28,674	4,436
Assets held for sale	2,710,238	419,314
Amounts due from related parties	98,032	15,167
Total current assets	6,081,575	940,911
Non-current assets:
Property, plant and equipment, net	510,653	79,006
Investments under equity method	61,300	9,484
Intangible assets, net	398,465	61,648
Goodwill	838,928	129,795
Non-current prepayments	40,158	6,213
Deferred tax assets	44,795	6,930
Other long-term assets	61,066	9,447
Total non-current assets	1,955,365	302,523
Total assets	8,036,940	1,243,434
Current liabilities:
Short-term bank borrowings	485,885	75,174
Income tax payable	2,535	392
Accounts payable	765,554	118,443
Accrued expenses and other liabilities	493,914	76,416
Short-term derivative liabilities	14,313	2,214
Amounts due to related parties	10,622	1,643
Liabilities classified as held for sale	2,233,054	345,487
Total current liabilities	4,005,877	619,769
Non-current liabilities:
Long-term bank borrowing	1,228,993	190,144
Long-term derivative liabilities	4,394	680
Other long-term liabilities	132,659	20,523
Total non-current liabilities	1,366,046	211,347
Total liabilities	5,371,923	831,116
Commitments and contingencies
Company shareholders' equity:
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; and 110,766,600 shares issued and outstanding at June 30, 2011)
Additional paid-in capital	2,271,492	351,434
Statutory reserves	237	37
Accumulated other comprehensive loss	(121,746)	(18,837)
Accumulated deficit	(701,413)	(108,519)
Total Company shareholders' equity	1,448,570	224,115
Noncontrolling interest	1,216,447	188,202
Total Equity	2,665,017	412,318
Total liabilities and shareholders' equity	8,036,940	$ 1,243,434